Federated Hermes Treasury Obligations Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Trust Shares [Member] | TR
Prospectus [Line Items]
Average Annual Return, Percent	3.69%	2.79%	1.71%